Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost:
Beginning balance	$ 248,465	$ 16,438
Additions	1,521,343	232,027
Ending balance	1,769,808	248,465
Amortization:
Beginning balance	23,196	629
Charge for the year	352,929	22,567
Ending balance	376,125	23,196
Net book value:
Plant and equipment	1,393,683	225,269
Furniture and equipment [Member]
Cost:
Beginning balance	44,209	16,438
Additions	246,634	27,771
Ending balance	290,843	44,209
Amortization:
Beginning balance	7,112	629
Charge for the year	181,495	6,483
Ending balance	188,607	7,112
Net book value:
Plant and equipment	102,237	37,097
Computer hardware and software [Member]
Cost:
Beginning balance	18,897
Additions	54,757	18,897
Ending balance	73,654	18,897
Amortization:
Beginning balance	2,514
Charge for the year	24,633	2,514
Ending balance	27,147	2,514
Net book value:
Plant and equipment	46,507	16,383
Vehicles [Member]
Cost:
Beginning balance	173,213
Additions	216,837	173,213
Ending balance	390,050	173,213
Amortization:
Beginning balance	11,666
Charge for the year	74,098	11,666
Ending balance	85,764	11,666
Net book value:
Plant and equipment	304,286	161,547
Leasehold improvements [Member]
Cost:
Beginning balance	12,146
Additions	89,055	12,146
Ending balance	101,201	12,146
Amortization:
Beginning balance	1,904
Charge for the year	72,703	1,904
Ending balance	74,607	1,904
Net book value:
Plant and equipment	26,594	10,242
Production molds deposit [Member]
Cost:
Beginning balance
Additions	914,060
Ending balance	914,060
Amortization:
Beginning balance
Charge for the year
Ending balance
Net book value:
Plant and equipment	$ 914,060